FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 4 – FIXED ASSETS

The Company has fixed assets related to computer and equipment, furniture and fixtures, leasehold improvements, operating / shop equipment, and transportation equipment. The depreciation of the equipment is over a three-year period. As of September 30, 2022, and December 31, 2021, the Company had fixed assets, net of accumulated depreciation, of $31,146,674 and $71,036, respectively. The fixed assets are as follows:

	September 30,	December 31,
	2022	2021
Hotel	$30,373,347	$-
Computer and equipment	179,747	148,893
Furniture and fixtures	27,786	17,331
Leasehold improvements	7,459	234,835
Operating / shop equipment	302,117	185,128
Transportation equipment	36,991	36,991
Total fixed assets	30,927,447	623,178
Less: Accumulated depreciation	530,773	552,142
Total fixed assets, net	$30,396,674	$71,036

Depreciation for the nine months ended September 30, 2022, and 2021 was $85,683 and $3,516, respectively.

NOTE 4 – FIXED ASSETS

The Company has fixed assets related to computer and equipment, furniture and fixtures, leasehold improvements, operating / shop equipment and transportation equipment. The depreciation of the equipment is over a three-year period. As of December 31, 2021, and December 31, 2020, the Company had fixed assets, net of accumulated depreciation, of $71,036 and $286,099, respectively. The fixed assets are as follows:

	December 31,
	2021	2020
Computer and equipment	$148,893	$146,925
Furniture and fixtures	17,331	17,331
Leasehold improvements	234,835	162,840
Operating / shop equipment	185,128	257,124
Transportation equipment	36,991	36,991
Total fixed assets	623,178	621,211
Less: Accumulated depreciation	552,142	335,112
Total fixed assets, net	$71,036	$286,099

Depreciation for the years ended December 31, 2021, and 2020 was $217,030 and $51,189, respectively.